COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of commitments for purchase obligations

The following table sets forth the Group’s purchase obligations as of December 31, 2022:

		Less than 1			Over 5
	Total	Year	1-3 Years	3-5 Years	Years

	(in thousands of RMB)
Purchase commitments	8,500	8,500	—	—	—